Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Numerator:
Allocation of net loss, as adjusted	$ (317,424)			$ (898,034)	$ (24,906)
Denominator:
Basic weighted average shares outstanding	8,087,431			8,079,936	216,404
Basic net loss per common share	$ (0.04)			$ (0.11)	$ (0.12)
Class B Common Stock [Member]
Numerator:
Allocation of net loss, as adjusted	$ (76,214)			$ (215,611)	$ (215,794)
Denominator:
Basic weighted average shares outstanding	1,941,790	1,875,000	1,875,000	1,939,935	1,875,000 [1]
Basic net loss per common share	$ (0.04)	$ 0	$ 0	$ (0.11)	$ (0.12)

[1]	Excludes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).